Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 680,877	$ 740,532
Investment - held for trading	21,517	22,755
Accounts receivable, net	3,994,461	2,564,119
Inventories	1,784,995	1,260,575
Advances to suppliers	$ 76,472	278,257
Advance for real estate purchase		81,453
Prepaid expenses	$ 15,404	64,049
Due from related party	341,316	1,090,660
Other receivables, net	35,264	153,704
Restricted assets	865,681	1,368,412
Other current assets	1,004,650	1,030,666
Total Current Assets	8,820,637	8,655,182
Long-term prepaid expenses, net	320,027	357,330
Plant and equipment, net of accumulated depreciation	$ 6,173,846	7,165,339
Construction in progress		53,955
Intangible assets, net	$ 3,170,716	3,434,607
Total Assets	18,485,226	19,666,413
Current Liabilities:
Short-term loans	11,234,345	13,912,194
Accounts payable and accrued payables	991,304	733,744
Advances from customers	48,842	36,959
Due to related party	23,978	742,399
Other payables	356,391	960,940
Total Current Liabilities	12,654,860	$ 16,386,236
Long-term loans	1,103,021
Total Liabilities	13,757,881	$ 16,386,236
Stockholders' Equity:
Preferred stock ($0.001 par value, 500,000,000 shares authorized, 11,630,000 shares and 90,000,000 shares issued and outstanding as of December 31, 2015 and 2014, respectively)	11,630	90,000
Common stock ($0.001 par value, 1,000,000,000 shares authorized, 184,126,166 shares and 123,000,000 shares issued and outstanding as of December 31, 2015 and 2014, respectively)	184,126	123,000
Additional paid in capital	6,970,845	5,413,172
Accumulated deficit	(3,085,757)	(3,197,042)
Accumulated other comprehensive income	646,501	851,047
Total Stockholders' Equity	4,727,345	3,280,177
Total Liabilities and Stockholders' Equity	$ 18,485,226	$ 19,666,413